Subsequent Events (Details Narrative) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended	23 Months Ended	50 Months Ended
	Jul. 19, 2013	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2011	Jul. 31, 2013
Subsequent Events Details Narrative
Sell of common stock through public offering		2,500,000					2,500,000
Common stock per share		$ 0.20					$ 0.20
Common stock gross proceeds		$ 50,000
Loan from related Party	7,478	7,478	15,950	3,150	35,793	24,644	76,404
Increased principal amount	$ 76,404